Other information (Details 1) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfOtherInformationLineItems [Line Items]
Compensation of key management personnel	€ 8,991,495	€ 13,649,754	€ 5,298,007
Executive Management
SummaryOfOtherInformationLineItems [Line Items]
Short-term employee benefits	2,793,529	2,524,202	1,986,973
Share-based payments	5,218,324	9,801,454	3,187,438
Compensation of key management personnel	8,011,853	12,325,656	5,174,411
Non-executive Board of Directors
SummaryOfOtherInformationLineItems [Line Items]
Short-term employee benefits	269,031	238,180	80,735
Share-based payments	710,611	1,085,917	42,860
Compensation of key management personnel	€ 979,642	€ 1,324,098	€ 123,596